Share Capital - Detailed Information of Issued and Outstanding Capital (Detail) - Aegon Ltd. [member] - EUR (€) € / shares in Units, € in Millions, shares in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Common shares	€ 241	€ 265
Common Share [member]
Disclosure of classes of share capital [Line Items]
Common shares	198	218
Authorized share capital	€ 480	€ 480
Number of authorized shares (in million)	4,000	4,000
Par value in cents per share	€ 12	€ 12
Common Share B [member]
Disclosure of classes of share capital [Line Items]
Common shares	€ 42	€ 47
Authorized share capital	€ 240	€ 240
Number of authorized shares (in million)	2,000	2,000
Par value in cents per share	€ 12	€ 12